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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07404

Invesco California Value Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)        (Zip code)

Colin Meadows     1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/13

Item 1. Schedule of Investments.

Invesco California Value Municipal Income Trust Quarterly Schedule of Portfolio Holdings November 30, 2013

Schedule of Investments

November 30, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–161.84%

California–154.37%

ABAG Finance Authority for Non-profit Corps. (Sharp Healthcare); Series 2012 A, RB	5.00%	08/01/27	$1,000	$ 1,055,740
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	4,600	4,779,124
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding);
Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/24	235	259,677
Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/25	750	818,468
Alhambra (City of) (Atherton Baptist Homes);
Series 2010 A, RB	7.50%	01/01/30	1,725	1,769,574
Series 2010 A, RB	7.63%	01/01/40	750	765,600
Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/35	1,120	330,613
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/36	1,805	501,429
Anaheim (City of) Redevelopment Agency (Anaheim Merged Redevelopment Area); Series 2007 A, Ref. Tax Allocation RB (INS-AGM) (a)(c)	5.00%	02/01/31	4,250	4,196,663
Anaheim City School District (Election of 2002); Series 2007, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/24	4,970	3,044,026
Arcadia Unified School District (Election of 2006); Series 2007 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/37	1,000	1,021,800
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (a)	5.00%	09/15/32	2,500	2,614,575
Bay Area Toll Authority (San Francisco Bay Area);
Series 2007 F, Toll Bridge RB (c)(d)(e)	5.00%	04/01/17	6,000	6,870,420
Series 2009 F-1, Toll Bridge RB (c)	5.13%	04/01/39	4,500	4,746,735
Series 2009 F-1, Toll Bridge RB (c)	5.25%	04/01/26	4,315	4,931,570
Series 2009 F-1, Toll Bridge RB (c)	5.25%	04/01/29	4,795	5,327,149
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/34	3,500	3,705,940
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/26	1,245	751,768
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/28	3,000	1,598,790
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/31	2,010	864,762
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/32	430	171,622
Brea (City of) Redevelopment Agency (Redevelopment Project AB); Series 2001 A, Ref. Tax Allocation RB (INS-AMBAC) (a)	5.50%	08/01/20	3,535	3,543,944
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS-AGM) (a)	5.50%	08/01/20	1,510	1,516,508
California (State of) Department of Veterans Affairs; Series 2007 A, Home Purchase RB (c)(f)	4.95%	12/01/37	9,000	9,034,830
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water System RB	5.00%	12/01/29	2,000	2,209,920
Series 2012 AN, Water System RB	5.00%	12/01/32	1,600	1,742,720
California (State of) Department of Water Resources; Subseries 2005 F-5, Power Supply RB	5.00%	05/01/22	2,000	2,305,380
California (State of) Educational Facilities Authority (California College of Arts); Series 2012, RB	5.25%	06/01/30	1,125	1,145,419
California (State of) Educational Facilities Authority (Claremont McKenna College); Series 2007, RB (c)	5.00%	01/01/38	7,480	7,756,461
California (State of) Educational Facilities Authority (OTIS College of Art and Design - Goldsmith Campus); Series 1999 B, RB	5.25%	04/01/24	580	580,174
California (State of) Educational Facilities Authority (Pitzer College);
Series 2009, RB	5.38%	04/01/34	2,000	2,082,020
Series 2009, RB	6.00%	04/01/40	1,000	1,092,220
California (State of) Educational Facilities Authority (University of Southern California); Series 2009 B, RB (c)	5.25%	10/01/39	10,200	10,888,908
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB	5.75%	09/01/39	2,500	2,694,000
California (State of) Health Facilities Financing Authority (Catholic Healthcare West);
Series 2004 G, RB	5.25%	07/01/23	2,555	2,607,735
Series 2009 A, RB	6.00%	07/01/39	2,500	2,694,900
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB	5.00%	08/15/39	4,000	3,985,360
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (a)	5.25%	07/01/38	5,050	5,067,877
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	1,000	1,007,250

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Health Facilities Financing Authority (Lucile Packard Children’s Hospital); Series 2012, RB (c)	5.00%	08/15/51	$12,000	$ 11,720,400
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2008 C, RB	6.50%	10/01/33	3,000	3,433,500
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB (c)	5.00%	11/15/36	6,250	6,314,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/37	5,000	5,064,400
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB	5.25%	11/15/40	4,000	4,156,760
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2011 B, RB	5.50%	08/15/26	3,500	3,880,240
Series 2011 D, Ref. RB (c)	5.25%	08/15/31	10,000	10,624,000
California (State of) Housing Finance Agency; Series 1997 A, MFH RB (INS-NATL) (a)(f)	5.85%	08/01/17	2,005	2,010,694
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	500	436,945
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group);
Series 2007, COP	5.00%	02/01/19	1,215	1,297,328
Series 2007, COP	5.25%	02/01/37	6,500	6,202,105
California (State of) Municipal Finance Authority (Eisenhower Medical Center); Series 2010 A, RB	5.75%	07/01/40	3,850	3,900,281
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB (g)	6.00%	07/01/28	1,000	985,620
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/27	2,500	2,372,150
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/37	6,000	5,179,920
California (State of) Pollution Control Financing Authority (San Diego Gas & Electric); Series 1996 A, Ref. PCR (INS-NATL) (a)	5.90%	06/01/14	110	113,126
California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/40	5,000	5,055,100
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2005 C, Solid Waste Disposal RB (f)	5.13%	11/01/23	2,000	2,065,340
California (State of) Public Works Board (Department of Mental Health - Coalinga State Hospital); Series 2004 A, Lease RB (d)(e)	5.00%	06/01/14	2,000	2,048,680
California (State of) Public Works Board (Judicial Council); Series 2013 A, Lease RB	5.00%	03/01/38	5,450	5,457,575
California (State of) Public Works Board (Various Capital); Series 2012 G, Lease RB	5.00%	11/01/32	1,500	1,542,345
California (State of) Public Works Board (Various State Universities);
Series 2013 H, Lease RB	5.00%	09/01/33	8,345	8,604,446
Series 2013 H, Lease RB	5.00%	09/01/38	2,000	2,027,600
California (State of) Rural Home Mortgage Finance Authority (Mortgage-Backed Securities Program); Series 1998 A, Single Family Mortgage RB (CEP-GNMA) (f)	6.35%	12/01/29	5	5,056
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	6.30%	07/01/43	2,000	2,013,580
California (State of) Statewide Communities Development Authority (Adventist Health System/West);
Series 2005 A, Health Facility RB	5.00%	03/01/19	1,825	1,911,377
Series 2005 A, Health Facility RB	5.00%	03/01/35	2,020	2,021,192
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012 A, School Facility RB	6.38%	07/01/47	2,060	2,063,523
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	4,000	4,114,600
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	1,250	1,159,000
California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation - Irvine, L.L.C. - University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB	5.75%	05/15/32	2,500	2,564,050
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/30	4,325	4,491,166
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (INS-Cal Mortgage) (a)	6.25%	08/15/28	2,750	3,140,445
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2007 A, RB (g)	5.13%	04/01/37	1,500	1,395,720
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	3,000	3,090,480

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/42	$5,000	$ 4,958,500
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP-FHA)	6.75%	02/01/38	1,785	2,069,154
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB	7.25%	11/15/41	2,000	2,165,760
California (State of) Statewide Communities Development Authority (St. Joseph Health System); Series 2000, RB (INS-NATL) (a)	5.13%	07/01/24	1,950	2,160,034
California (State of) Statewide Communities Development Authority (Trinity Health Credit Group); Series 2011, Ref. RB (c)	5.00%	12/01/41	10,090	10,103,117
California (State of) Statewide Communities Development Authority; Series 2011, School Facilities RB	6.75%	07/01/31	1,425	1,494,155
California (State of);
Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/19	2,500	3,067,275
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,150	1,282,066
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/35	2,750	3,167,147
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/38	2,215	2,515,886
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	3,000	3,558,540
Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/40	4,340	4,521,108
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	5,955	6,441,226
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/32	3,050	3,214,029
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	3,500	3,563,385
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	2,210	2,376,899
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	4,000	4,073,440
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/30	5,000	5,437,200
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/37	11,080	11,412,732
California Infrastructure & Economic Development Bank (Independent System Operator Corp.); Series 2013, Ref. RB	5.00%	02/01/39	3,000	3,048,360
California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	2,000	2,062,000
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (d)(e)	5.00%	01/01/28	1,500	1,788,240
California State University;
Series 2005 A, Systemwide RB (INS-AMBAC) (a)	5.00%	11/01/35	2,000	2,054,500
Series 2009 A, Systemwide RB	5.25%	11/01/38	5,000	5,309,800
Camarillo (City of) Public Finance Authority; Series 2005, Wastewater RB (INS-AMBAC) (a)	5.00%	06/01/36	1,000	1,021,130
Campbell Union High School District;
Series 2008, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	08/01/35	1,090	1,126,439
Series 2008, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	08/01/38	1,620	1,659,042
Capistrano Unified School District (Community Facilities District); Series 2005, Ref. Special Tax RB (INS-NATL) (a)	5.00%	09/01/29	1,000	992,210
Carson (City of) Redevelopment Agency; Series 2003 A, Ref. Tax Allocation RB (INS-NATL) (a)	5.00%	10/01/23	2,000	2,025,960
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency); Series 2008 A, RB (INS-AMBAC) (a)	5.00%	11/01/33	1,250	1,288,012
Chula Vista (City of) (San Diego Gas & Electric Co.); Series 2004, Ref. IDR (f)	4.00%	05/01/39	5,000	4,609,300
Chula Vista (City of) (San Diego Gas); Series 1996 A, IDR	5.30%	07/01/21	2,000	2,083,840
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/29	625	286,919
Colton (City of) Redevelopment Agency (Mount Vernon Corridor); Series 1999, Tax Allocation RB	6.30%	09/01/36	2,000	1,910,360
Compton (City of); Series 2009, Water RB	6.00%	08/01/39	1,750	1,696,415
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. Special Tax RB	5.00%	09/01/27	1,000	1,034,000
Series 2013, Ref. Special Tax RB	5.00%	09/01/29	1,720	1,746,419
Series 2013, Ref. Special Tax RB	5.00%	09/01/32	1,000	999,920
Culver City (City of) Redevelopment Agency; Series 2005 A, Ref. Tax Allocation RB (INS-AMBAC) (a)	5.00%	11/01/25	2,000	2,060,180
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	1,920	1,810,118
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/37	2,045	2,104,448

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/39	$4,420	$ 986,014
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/48	2,860	334,506
East Bay Municipal Utility District;
Series 2005 A, Sub. Water System RB (INS-NATL) (a)	5.00%	06/01/35	3,205	3,337,719
Series 2010 A, Ref. Sub. Water System RB (c)	5.00%	06/01/36	2,745	2,955,075
Eastern Municipal Water District; Series 2006 A, Water & Sewer Revenue COP (INS-NATL) (a)	5.00%	07/01/32	1,000	1,035,110
Eden (Township of) Healthcare District;
Series 2010, COP	6.00%	06/01/30	1,500	1,536,840
Series 2010, COP	6.13%	06/01/34	500	510,190
El Cerrito (City of) Redevelopment Agency; Series 1998 B, Ref. Tax Allocation RB (INS-NATL) (a)(f)	5.25%	07/01/15	415	425,475
El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/31	2,735	1,059,293
Series 2009 A, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/33	615	209,494
Emeryville (City of) Public Financing Authority (Shellmound Park Redevelopment & Housing); Series 1998 B, RB (INS-NATL) (a)	5.00%	09/01/19	880	881,162
Florin Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS-NATL) (a)	5.00%	09/01/33	4,580	4,373,946
Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS-AMBAC) (a)	5.00%	09/01/28	3,000	2,971,980
Foothill-De Anza Community College District; Series 2011 C, Unlimited Tax GO Bonds (c)	5.00%	08/01/40	13,500	14,111,280
Foothill-Eastern Transportation Corridor Agency; Series 1995 A, Sr. Lien Toll Road CAB RB (b)(d)	0.00%	01/01/27	2,950	1,851,656
Garden Grove (City of) Agency for Community Development; Series 2008, Sub. RN (Acquired 05/27/08; Cost $1,463,364) (g)	6.00%	10/01/27	1,680	1,606,567
Gilroy Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (b)(d)	0.00%	08/01/29	85	46,831
Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/29	665	296,996
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-FGIC) (a)	5.00%	06/01/35	965	951,239
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	3,000	3,079,920
Grossmont Union High School District (Election of 2004); Series 2006, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/24	3,000	1,981,020
Huntington Beach Union High School District (Election of 2004);
Series 2004, Unlimited Tax GO Bonds (d)(e)	5.00%	08/01/14	1,280	1,321,651
Series 2004, Unlimited Tax GO Bonds (d)(e)	5.00%	08/01/14	1,250	1,290,675
Independent Cities Lease Finance Authority (San Juan Mobile Estates); Series 2006 A, Mobile Home Park RB	5.00%	05/15/31	1,000	1,001,120
Independent Cities Lease Finance Authority (Westlake Mobilehome Park); Series 2007 A, Ref. Mobile Home Park RB	5.00%	04/15/47	1,500	1,462,815
Irvine (City of) (Reassessment District No. 12-1);
Series 2012, Limited Obligation Improvement Bonds	5.00%	09/02/24	1,145	1,246,424
Series 2012, Limited Obligation Improvement Bonds	5.00%	09/02/25	500	537,995
Irvine (City of) (Reassessment District No. 13-1);
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/25	355	371,440
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/26	400	414,348
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/27	325	330,756
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/28	350	352,933
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/29	705	706,022
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/30	350	348,401
Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS-NATL) (a)	5.00%	06/01/31	3,110	3,060,116
Kern (County of) Water Agency Improvement District No. 4; Series 2008 A, COP (INS-AGC) (a)	5.00%	05/01/28	1,015	1,061,040
La Quinta (City of) Financing Authority; Series 2004 A, Local Agency Tax Allocation RB (INS-AMBAC) (a)	5.25%	09/01/24	4,100	4,207,707
La Quinta (City of) Redevelopment Agency (Redevelopment Area No. 1);
Series 2002, Tax Allocation RB (INS-AMBAC) (a)	5.00%	09/01/22	3,145	3,181,199
Series 2002, Tax Allocation RB (INS-AMBAC) (a)	5.13%	09/01/32	1,500	1,501,755
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB (d)	6.88%	08/01/39	1,000	1,069,090
Lathrop (City of) (Mossdale Village Assessment District No. 03-1); Series 2005, Special Assessment Improvement RB	5.00%	09/02/25	1,000	979,910
Long Beach (City of) (Long Beach Towne Center); Series 2008, Special Tax RB	5.75%	10/01/25	2,000	2,071,440

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Long Beach (City of);
Series 2005 A, Ref. Harbor RB (INS-NATL) (a)(f)	5.00%	05/15/24	$2,750	$ 2,906,255
Series 2010 A, Sr. Airport RB	5.00%	06/01/40	1,590	1,578,457
Long Beach Unified School District; Series 2012, Ref. Unlimited Tax GO Bonds (c)	5.00%	08/01/31	11,625	12,495,596
Los Angeles (City of) (Sonnenblick Del Rio); Series 2000, Sr. COP (INS-AMBAC) (a)	6.00%	11/01/19	3,000	3,014,370
Los Angeles (City of) Community Redevelopment Agency (Grand Central Square- Los Angeles County Metropolitan Transportation Authority); Series 2007 B, Ref. MFH RB (INS-AMBAC) (a)(f)	4.75%	12/01/26	2,215	2,004,641
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2008 C, Sub. RB	5.13%	05/15/33	1,230	1,283,296
Series 2010 A, Sr. RB (c)	5.00%	05/15/35	6,000	6,234,660
Series 2010 D, Sr. RB (c)	5.25%	05/15/33	10,000	10,504,300
Los Angeles (City of) Department of Water & Power;
Series 2009 A, Water System RB	5.38%	07/01/38	2,000	2,200,760
Series 2011 A, Power System RB (c)	5.00%	07/01/22	9,200	10,840,176
Series 2011 A, Water System RB	5.25%	07/01/39	2,000	2,131,320
Series 2012 A, Water System RB (c)	5.00%	07/01/43	5,250	5,480,738
Series 2013 B, Waterworks RB	5.00%	07/01/27	3,000	3,376,830
Subseries 2006 A-1, Water System RB (INS-AMBAC) (a)	5.00%	07/01/36	1,000	1,052,220
Subseries 2007 A-1, Power System RB (INS-AMBAC) (a)	5.00%	07/01/39	1,500	1,561,185
Subseries 2008 A-1, Power System RB (c)	5.25%	07/01/38	8,200	8,678,388
Los Angeles (City of);
Series 2004 A, Unlimited Tax GO Bonds (d)(e)	5.00%	09/01/14	1,030	1,067,688
Series 2012 B, Ref. Sub. Wastewater System RB (c)	5.00%	06/01/32	10,000	10,737,300
Los Angeles (County of) Metropolitan Transportation Authority; Series 2005 A, Proposition A First Tier Sr. Sales Tax RB (INS-AMBAC) (a)	5.00%	07/01/35	2,450	2,556,526
Los Angeles Community College District (Election of 2003); Series 2008 F-1, Unlimited Tax GO Bonds (c)	5.00%	08/01/33	8,000	8,421,360
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, CAB COP (INS-AMBAC) (a)(b)	0.00%	08/01/26	1,200	576,660
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	01/01/34	2,000	2,109,860
Los Angeles Unified School District (Election of 2004);
Series 2005 E, Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.00%	07/01/30	620	646,858
Series 2006 F, Unlimited Tax GO Bonds (INS-FGIC) (a)	5.00%	07/01/30	2,000	2,126,360
Series 2009 I, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	01/01/34	5,950	6,276,833
Marin (County of) Water District Financing Authority; Series 2012 A, Sub. Lien RB	5.00%	07/01/44	4,495	4,702,354
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/34	850	270,283
Milpitas (City of) Redevelopment Agency (Redevelopment Area No. 1); Series 2003, Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/22	5,000	5,016,300
Modesto (City of) (Community Center Refinancing); Series 1993 A, COP (INS-AMBAC) (a)	5.00%	11/01/23	5,000	4,936,350
Montebello Unified School District (Election of 2004); Series 2009 A-1, Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/34	1,000	1,042,200
Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/31	2,000	793,520
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(b)	0.00%	08/01/29	1,250	558,263
Morongo Band of Mission Indians (The) (Enterprise Casino);
Series 2008 B, RB (g)	5.50%	03/01/18	1,385	1,469,360
Series 2008 B, RB (g)	6.50%	03/01/28	2,175	2,374,121
Murrieta (City of) Public Financing Authority;
Series 2012, Ref. Special Tax RB	5.00%	09/01/25	975	1,020,903
Series 2012, Ref. Special Tax RB	5.00%	09/01/26	1,000	1,036,760
Murrieta Valley Unified School District Public Financing Authority (Election of 2006);
Series 2008, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/31	6,670	2,549,741
Series 2008, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/33	820	274,864
National City (City of) Community Development Commission (National City Redevelopment);
Series 2004 A, Tax Allocation RB (INS-AMBAC) (a)	5.50%	08/01/32	1,730	1,741,833
Series 2011, Tax Allocation RB	7.00%	08/01/32	750	874,155
Needles (City of) Public Utility Authority (Utility System Acquisition); Series 1997 A, RB	6.50%	02/01/22	1,850	1,809,873
Northern California Power Agency (Hydroelectric No. 1); Series 2012, Ref. RB	5.00%	07/01/32	1,700	1,784,643

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Norwalk-La Mirada Unified School District; Series 2005 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/29	$6,000	$ 2,704,320
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/28	670	330,451
Oakland (City of); Series 2004 A, Sewer RB (INS-AGM) (a)	5.00%	06/15/25	2,355	2,409,683
Oakland (Port of);
Series 2012 P, Ref. Sr. Lien RB (f)	5.00%	05/01/28	3,000	3,112,590
Series 2012 P, Ref. Sr. Lien RB (f)	5.00%	05/01/31	3,000	3,038,970
Orange (County of) Sanitation District; Series 2007 B, COP (INS-AGM) (a)	5.00%	02/01/31	1,000	1,057,780
Orange (County); Series 2009 A, Airport RB	5.00%	07/01/31	1,000	1,051,860
Oxnard (City of) Finance Authority (Redwood Trunk Sewer & Headworks); Series 2004 A, Wastewater RB (INS-NATL) (a)	5.00%	06/01/29	1,000	1,001,450
Oxnard Union High School District; Series 2001 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	6.20%	08/01/30	1,000	1,078,960
Palm Springs (City of) (Palm Springs International Airport);
Series 2006, Ref. Sub. Airport Passenger Facility Charge RB (f)	5.45%	07/01/20	250	248,623
Series 2006, Ref. Sub. Airport Passenger Facility Charge RB (f)	5.55%	07/01/28	440	418,849
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB (f)	6.00%	07/01/18	250	254,410
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB (f)	6.40%	07/01/23	250	254,380
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB (f)	6.50%	07/01/27	465	472,022
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	3,000	3,076,080
Perris (City of) Public Financing Authority (Perris Valley Vistas IA 3); Series 2008 B, Local Agency Special Tax RB	6.63%	09/01/38	1,925	1,949,313
Perris (City of) Public Financing Authority;
Series 2002 A, Tax Allocation RB (INS-NATL) (a)	5.00%	10/01/31	1,000	1,012,530
Series 2006, Tax Allocation RB	5.35%	10/01/36	4,350	4,161,906
Pico Rivera (City of) Water Authority (Water System); Series 1999 A, RB (INS-NATL) (a)	5.50%	05/01/19	1,000	1,087,520
Planada Elementary School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	07/01/49	8,440	929,835
Poway (City of) Redevelopment Agency (Paguay Redevelopment); Series 2003 A, Tax Allocation RB (INS-NATL) (a)	5.25%	06/15/23	7,390	7,413,648
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. Special Tax RB	5.00%	09/01/32	1,425	1,381,053
Series 2012, Ref. Special Tax RB	5.00%	09/01/37	1,500	1,418,175
Rancho Cucamonga (City of) Redevelopment Agency (Rancho Redevelopment); Series 1999, Ref. Tax Allocation RB (INS-AGM) (a)	5.25%	09/01/20	1,000	1,002,330
Redding (City of); Series 2008 A, Electric System Revenue COP (INS-AGM) (a)	5.00%	06/01/27	725	779,070
Redlands (City of) Redevelopment Agency; Series 1998 A, Ref. Tax Allocation RB (INS-NATL) (a)	4.75%	08/01/21	3,800	3,800,988
Regents of the University of California;
Series 2007 J, General RB (INS-AGM) (a)(c)	4.50%	05/15/35	3,585	3,591,561
Series 2009 E, Medical Center Pooled RB	5.50%	05/15/27	2,500	2,751,100
Series 2009 O, General RB	5.25%	05/15/39	1,500	1,600,845
Series 2009 O, General RB (c)	5.25%	05/15/39	7,500	8,004,225
Series 2009 Q, General RB (c)(h)	5.00%	05/15/34	9,080	9,666,840
Series 2013 AI, General RB (c)	5.00%	05/15/38	6,000	6,276,060
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	2,000	2,230,200
Riverside (City of);
Series 2008 B, Water RB (INS-AGM) (a)	5.00%	10/01/33	1,000	1,046,230
Series 2008 D, Electric RB (INS-AGM) (a)	5.00%	10/01/28	2,085	2,205,159
Riverside (County of) Transportation Commission;
Series 2010 A, Limited Sales Tax RB	5.00%	06/01/32	2,000	2,120,620
Series 2013 A, Limited Sales Tax RB	5.25%	06/01/24	4,000	4,760,800
Riverside Community College District (Election 2004); Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)(c)	5.00%	08/01/32	5,000	5,253,800
RNR School Financing Authority (Community Facilities District No. 92-1); Series 2006 A, Special Tax RB (INS-AMBAC) (a)	5.00%	09/01/36	2,000	1,888,260
Roseville Joint Union High School District; Series 1995 B, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	06/01/20	1,650	1,353,940
Sacramento (City of) Financing Authority (Solid Waste & Redevelopment); Series 1999, Capital Improvement RB (d)	5.75%	12/01/22	180	180,101

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Sacramento (City of) Municipal Utility District;
Series 2008 U, Electric RB (INS-AGM) (a)	5.00%	08/15/24	$1,000	$ 1,121,380
Series 2008 U, Electric RB (INS-AGM) (a)(c)	5.00%	08/15/24	4,960	5,562,045
Series 2008 U, Electric RB (INS-AGM) (a)(c)	5.00%	08/15/26	10,000	11,024,600
Series 2011 X, Ref. Electric RB	5.00%	08/15/27	2,850	3,115,933
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2011 A, Ref. RB	5.00%	12/01/26	1,500	1,666,500
Sacramento (County of);
Series 2008 A, Sr. Airport System RB (INS-AGM) (a)	5.00%	07/01/32	1,000	1,028,120
Series 2010, Sr. Airport System RB	5.00%	07/01/40	5,000	5,013,700
Salinas Valley Solid Waste Authority;
Series 2002, RB (INS-AMBAC) (a)(f)	5.25%	08/01/27	1,000	1,003,060
Series 2002, RB (INS-AMBAC) (a)(f)	5.25%	08/01/31	2,000	2,000,440
San Bernardino Community College District (Election of 2002); Series 2006 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/31	2,225	2,355,652
San Diego (City of) Public Facilities Financing Authority (Capital Improvement); Series 2012 A, Lease RB	5.00%	04/15/37	3,000	3,007,980
San Diego (City of) Public Facilities Financing Authority;
Series 2009 B, Water RB	5.38%	08/01/34	5,000	5,457,850
Subseries 2012 A, Ref. Water RB	5.00%	08/01/32	5,000	5,363,100
San Diego (City of) Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/25	2,500	2,501,800
San Diego (County of) Regional Airport Authority;
Series 2010 A, Sub. RB	5.00%	07/01/34	3,000	3,041,880
Series 2010 A, Sub. RB	5.00%	07/01/40	2,500	2,513,825
Series 2013 B, Sr. RB (f)	5.00%	07/01/29	2,500	2,588,500
Series 2013 B, Sr. RB (f)	5.00%	07/01/38	3,000	2,945,730
San Diego (County of) Water Authority;
Series 2004 A, COP (d)(e)	5.00%	05/01/15	4,975	5,311,907
Series 2008 A, COP (INS-AGM) (a)	5.00%	05/01/28	2,080	2,233,192
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds(c)	5.25%	08/01/33	5,000	5,563,500
San Dimas (City of) Redevelopment Agency (Creative Growth); Series 1998 A, Tax Allocation RB (INS-AGM) (a)	5.00%	09/01/16	350	351,361
San Francisco (City & County of) (Laguna Honda Hospital);
Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	06/15/28	355	371,444
Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(c)	5.00%	06/15/28	9,500	9,940,040
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2010 F, Second Series RB	5.00%	05/01/40	4,000	4,052,440
Series 2011 C, Ref. Second Series RB (f)	5.00%	05/01/23	3,000	3,313,950
Series 2011 F, Ref. Second Series RB (f)	5.00%	05/01/25	5,000	5,369,200
Series 2011 G, Second Series RB	5.25%	05/01/28	3,000	3,244,680
San Francisco (City & County of) Airport Commission (San Francisco International Airport-SFO Fuel Co. LLC); Series 2000 A, Special Facilities Lease RB (INS-AGM) (a)(f)	6.13%	01/01/27	1,660	1,666,225
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/36	6,300	6,645,177
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment);
Series 2011 C, Tax Allocation RB	6.50%	08/01/27	400	456,392
Series 2011 C, Tax Allocation RB	6.75%	08/01/33	500	571,560
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/33	1,635	1,636,030
San Francisco (City of) Bay Area Rapid Transit District (Election of 2004); Series 2013 C, Unlimited Tax GO Bonds (c)	5.00%	08/01/37	5,000	5,393,350
San Francisco (City of) Bay Area Rapid Transit District;
Series 2010, Ref. RB	5.00%	07/01/28	1,000	1,087,860
Series 2012 A, RB	5.00%	07/01/36	8,530	9,049,050
San Francisco (City of) Utilities Commission; Series 2012, Water RB	5.00%	11/01/36	5,000	5,263,000
San Jose (City of) Financing Authority (Civic Center); Series 2013 A, Ref. RB	5.00%	06/01/39	5,000	5,152,600
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/32	1,000	386,020
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM) (a)	5.00%	08/01/30	2,500	2,599,925

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Mateo (City of) Community Facilities District No. 2008-1 (Bay Meadows); Series 2013, Special Tax RB	5.00%	09/01/42	$1,000	$915,990
Sanger Unified School District; Series 1999, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.60%	08/01/23	2,000	2,318,860
Santa Ana Unified School District (Financing Project); Series 1999, CAB COP (INS-AGM) (a)(b)	0.00%	04/01/36	1,000	268,130
Santa Clara (County of) Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB (c)	5.25%	05/15/36	10,000	10,814,300
Santa Clara Valley Transportation Authority (2000-Measure A); Series 2007 A, Ref. Sales Tax RB (INS-AMBAC) (a)	5.00%	04/01/32	1,680	1,790,006
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, Special Tax RB	5.63%	09/01/36	2,000	2,020,000
Series 2013, Special Tax RB	5.63%	09/01/43	3,000	3,005,280
Santa Margarita/Dana Point Authority (Santa Margarita Water District Improvement Districts No. 2, 3 & 4); Series 2009 A, RB	5.13%	08/01/38	1,500	1,589,880
Semitropic Improvement District; Series 2012 A, Ref. Water Storage District RB	5.00%	12/01/35	2,000	2,036,280
Sierra View Local Health Care District; Series 2007, RB	5.25%	07/01/32	2,000	1,982,340
Simi Valley (City of) (Capital Improvement); Series 2004, COP (INS-AMBAC) (a)	5.00%	09/01/30	3,000	3,004,740
Simi Valley Unified School District (Election of 2004);
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/28	1,520	749,679
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/29	5,000	2,274,100
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/30	1,210	510,814
South Orange (County of) Public Financing Authority; Series 1999, Reassessment RB (INS-AGM)(a)	5.80%	09/02/18	3,305	3,347,668
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1);
Series 2004 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/29	1,640	1,647,314
Series 2005 A, Ref. RB (INS-AMBAC) (a)	5.00%	10/01/28	2,250	2,191,230
Southern California Metropolitan Water District; Series 2009 B, Ref. RB (c)	5.00%	07/01/27	7,825	8,703,748
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011 1, RB (c)	5.25%	07/01/31	2,850	3,027,413
Series 2011-1, RB (c)	5.25%	07/01/29	2,850	3,067,569
Tejon Ranch Public Facilities Financing Authority Community Facilities District No. 2008-1 (Tejon Industrial Complex Public Improvements - East); Series 2012 B, Special Tax RB	5.25%	09/01/42	1,500	1,387,065
Turlock (City of) (Emanuel Medical Center, Inc.);
Series 2007 A, Health Facility Revenue COP	5.13%	10/15/31	1,000	1,063,330
Series 2007 B, Health Facility Revenue COP	5.13%	10/15/37	1,000	1,062,590
Tustin (City of) Public Financing Authority; Series 2011 A, Water RB	5.00%	04/01/36	3,500	3,643,640
Twin Rivers Unified School District (Election of 2006); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/23	1,000	1,126,960
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (b)	0.00%	04/01/14	3,000	2,996,100
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,000	3,248,820
Vista Unified School District (Election of 2002); Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)(c)	5.00%	08/01/28	2,185	2,274,279
West Basin Municipal Water District; Series 2008 B, Ref. COP (INS-AGC) (a)	5.00%	08/01/27	1,640	1,763,410
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/25	5,000	2,833,100
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/32	9,370	3,328,786
Yosemite Community College District (Election of 2004);
Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/22	2,655	1,960,107
Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (a)(c)	5.00%	08/01/32	16,000	16,774,880
Yucaipa Valley Water District; Series 2004 A, COP (INS-NATL) (a)	5.25%	09/01/24	1,000	1,026,270
				907,123,203

Guam–3.11%

Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.38%	12/01/24	3,150	3,276,535
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	595	617,521
Guam (Territory of) International Airport Authority; Series 2013 C, General RB (f)	6.38%	10/01/43	3,000	3,107,190
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/26	2,500	2,632,100
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/27	1,500	1,569,150
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/30	4,000	4,068,360
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	3,000	3,023,430
				18,294,286

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–2.78%

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2010 AAA, RB	5.25%	07/01/31	$2,450	$ 1,779,239
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2002 D, RB (d)(e)	5.45%	07/01/17	2,200	2,558,270
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 C, RB	5.00%	08/01/35	2,000	1,463,220
First Subseries 2010 C, RB	5.25%	08/01/41	2,500	1,836,100
Series 2011 C, RB	5.00%	08/01/40	3,930	3,195,876
Series 2011 C, RB (c)	5.25%	08/01/40	6,555	5,500,956
				16,333,661

Virgin Islands–1.58%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	2,965	3,231,168
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,000	1,054,220
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	3,000	2,993,310
Series 2012 A, RB (g)	4.00%	10/01/22	1,935	1,989,528
				9,268,226
TOTAL INVESTMENTS(i)(j)–161.84% (Cost $925,834,136)				951,019,376
FLOATING RATE NOTE OBLIGATIONS–(31.17)%
Notes with interest and fee rates ranging from 0.57% to 0.83% at 11/30/13 and contractual maturities of collateral ranging from 07/01/22 to 08/15/51 (See Note 1D) (k)				(183,165,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES –(32.02)%				(188,138,719)
OTHER ASSETS LESS LIABILITIES–1.35%				7,923,655
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$ 587,639,312

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
BAN	—	Bond Anticipation Notes
CAB	—	Capital Appreciation Bonds
CEP	—	Credit Enhancement Provider
COP	—	Certificates of Participation
FGIC	—	Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDR	—	Industrial Development Revenue Bonds
INS	—	Insurer
MFH	—	Multi-Family Housing
NATL	—	National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue Bonds
RB	—	Revenue Bonds
Ref.	—	Refunding
RN	—	Revenue Notes
Sr.	—	Senior
Sub.	—	Subordinated

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Zero coupon bonds issued at a discount.
(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security subject to the alternative minimum tax.
(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $17,372,987, which represented 2.96% of the Trust’s Net Assets.

(h)

Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(i)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	11.4%
National Public Finance Guarantee Corp.	6.0
American Municipal Bond Assurance Corp.	5.5

(j)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(k)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2013. At November 30, 2013, the Trust’s investments with a value of $310,057,469 are held by Dealer Trusts and serve as collateral for the $183,165,000 in floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco California Value Municipal Income Trust

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco California Value Municipal Income Trust

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2013, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2013 was $140,314,905 and $142,306,854 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$37,261,489
Aggregate unrealized (depreciation) of investment securities	(15,066,878)
Net unrealized appreciation of investment securities	$22,194,611
Cost of investments for tax purposes is $928,824,765.

Invesco California Value Municipal Income Trust

Item 2. Controls and Procedures.

(a)	As of November 19, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Invesco California Value Municipal Income Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.